Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 004 [Member]
Employee Benefit Plan, Accounting Policy [Line Items]
Summary of Significant Accounting Policies
2. Summary of Significant Accounting Policies
Basis of Accounting
The accompanying financial statements have been prepared in accordance with accounting policies generally accepted in the United States of America. A description of
the significant accounting policies of the Plan follows.
Use of Estimates
The preparation of financial statements in conformity with generally accepted accounting principles in the United States of
America
requires
management
to
make
estimates
and
assumptions
that
affect
the
reported
amounts
of
net
assets
available for
benefits, and
changes therein,
and disclosure
of contingent
assets and
liabilities. Actual
results could
differ
from those estimates.
Contributions
Employee
contributions
are
recorded
in
the
period
in
which
the
Bank
makes
payroll
deductions
from
the
participants'
compensation.
The
Bank’s
Matching
Contribution
are
recorded
on
each
bi-weekly
payroll.
The
Additional
Matching
Contribution, any
true up
matching contribution,
and any
other employer
contribution which
are deposited
subsequent to
the Plan
Year, are
recorded as
part of
the employer
contribution receivable
in the
statements of
net assets
available for
benefits.
Rollover Distributions
Terminated employees or retirees may elect to transfer their savings to other plans qualified by the U.S. Internal Revenue
Code.
Investments Valuation and
Income Recognition
The Plan’s investments in mutual funds, money market
funds, the Schwab Personal Choice Retirement Account (“PCRA”)
and common stock of First BanCorp. are stated at fair value. The PCRA is a self-directed brokerage account, which offers participants
additional
investment
choices
beyond
the
traditional
Plan’s
investment
options.
See
Note
3
for
further
information regarding
valuation of
the Plan’s
investments. The
Plan presents
in the
statement of
changes in
net assets
available for benefits the net appreciation in the
fair value of its investments which consists of the
realized gains or losses
on investments bought and sold as well
as the unrealized appreciation on those investments held
during the year.
Purchases and
sales of
securities are
recorded on
a trade-date
basis. Interest
income is
recorded on
the accrual
basis
and
dividends
are
recorded
on
the
ex-dividend
date.
Management
fees
and
operating
expenses
charged
to
the
Plan
related to investments in mutual funds are deducted
from income earned on a daily basis and are
not separately reflected.
Consequently,
such
management
fees
and
operating
expenses
are
reflected
as
net
appreciation
in
the
aggregate
fair
value of such investments.
Notes receivable from participants
Notes receivable from participants represent participant loans that are measured at their unpaid principal balance plus
any
accrued but unpaid interest. The outstanding loan amount is reduced with payroll retentions made by the employer. Loans bear interest at the rate
determined by the Plan administrator
at the time the loan
is granted. Any terminated employee
is
required to repay their remaining balance or
offset against their account balance upon distribution.
Payment of Benefits
Benefit payments to participants are recorded upon distribution.